PROVISION FOR LEGAL PROCEEDINGS AND JUDICIAL DEPOSITS - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Provision for legal proceedings	R$ 1,801,186	R$ 1,644,061	R$ 1,360,898
Percentage of fines on ICMS tax amount	50.00%
Concessions payable	R$ 3,351,410	3,054,248
Compensation for collective pain and suffering	100,000
Civil [member]
Disclosure of other provisions [line items]
Indemnity proceeding due to the economic and financial imbalance of the Concession Agreement	280,000
Civil [member] | Moove [member]
Disclosure of other provisions [line items]
Indemnity proceeding due to the economic and financial imbalance of the Concession Agreement	134,000
Regulatory [member] | Moove [member]
Disclosure of other provisions [line items]
Indemnity proceeding due to the economic and financial imbalance of the Concession Agreement	288,000
Rumo S.A. [member] | Civil [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	26,842
Amount of fine to be paid	291,767
Concessions payable	127,820
Rumo Intermodal SA [member] | Civil [member]
Disclosure of other provisions [line items]
Indemnity proceeding due to the economic and financial imbalance of the Concession Agreement	192,470
Equitable Reduction Appealed In Dispute Lawsuit	15,000
Provision for legal proceedings	18,422
Rumo Malha Sul S.A. [member] | Civil [member]
Disclosure of other provisions [line items]
Indemnity proceeding due to the economic and financial imbalance of the Concession Agreement	R$ 118,068
Percentage of contingent liabilities provisioned	50.00%
Amount of fine imposed under appeal	R$ 158,967
Rumo Malha Paulista S.A. [member]
Disclosure of other provisions [line items]
Collective moral damages	15,000
Compensation payable to various social entities	20,000
Rumo Malha Paulista S.A. [member] | Regulatory [member]
Disclosure of other provisions [line items]
Indemnity proceeding due to the economic and financial imbalance of the Concession Agreement	328,626
Amount of fine imposed under appeal	199,981
Rumo Malha Paulista S.A. [member] | Environmental [member]
Disclosure of other provisions [line items]
Indemnity proceeding due to the economic and financial imbalance of the Concession Agreement	130,349
Legal proceedings provision, tax [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	747,647	647,610	635,406
Legal proceedings provision, tax [member] | ICMS credit [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	125,723	85,965
Legal proceedings provision, labor [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	R$ 391,487	R$ 411,417	R$ 374,723